File No. 33-49686
CIK #889525


                   Securities and Exchange Commission
                      Washington, D. C. 20549-1004


                             Post-Effective
                             Amendment No. 4


                                   to
                                Form S-6



          For Registration under the Securities Act of 1933 of
           Securities of Unit Investment Trusts Registered on
                               Form N-8B-2



                  Twenty-First Century Trust, Series 6
                          (Exact Name of Trust)


                      Unison Investment Trusts Ltd.
                        (Exact Name of Depositor)

                           One Parkview Plaza
                    Oakbrook Terrace, Illinois 60181
      (Complete address of Depositor's principal executive offices)


Van Kampen American Capital Distributors, Inc. Chapman and Cutler
Attention:  Don G. Powell                      Attention: Mark J. Kneedy
One Parkview Plaza                             111 West Monroe Street
Oakbrook Terrace, Illinois 60181               Chicago, Illinois 60603

            (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on April 24, 1997 pursuant to paragraph (b) of Rule 485.




21ST CENTURY TRUST,
SERIES 6

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two. Please retain both parts of this Prospectus for future reference.

The Trust

The objectives of the Trust are protecting capital for Unitholders who purchase Units at the Initial Public Offering Price or less and hold their Units through the Mandatory Termination Date and providing dividend income and capital appreciation through investment in a fixed portfolio consisting of "zero coupon" obligations (i.e., securities which accrue but do not pay income currently, are sold at a discount and represent an obligation to pay a fixed amount at a future date) issued by the United States government ("Zero Coupon Obligations" ) and of publicly traded common stocks which provide income or are considered to have the potential for capital appreciation (the "Equity Securities" ) (collectively, the "
Portfolio" ). The value of the Units of a Trust will fluctuate with the value of the Portfolio (see "Summary of Essential Financial
Information" in this Part One and "The Trusts" in Part Two). The
Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Edward Jones (the "Underwriter" ) in the secondary market or upon tender to the Trustee for redemption. The profit or loss resulting from the sale of Units will accrue to the Underwriter. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is based upon the Evaluator's evaluation of the pro rata share of the bid prices of the Zero Coupon Obligations and the underlying market value of the Equity Securities of a Trust, plus or minus a pro rata share of cash and amounts receivable in respect of Equity Securities trading ex-dividend. The Public Offering Price includes a sale charge of 2.90% (2.986% of the aggregate market value of the underlying Securities) until July 1, 1997, at which time the sales charge will decrease. See "Summary of Essential Financial Information" in this
Part One. Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date as set forth in the "Summary of Essential Financial Information" in this Part One, and any Securities then held will, within a reasonable time thereafter, be sold by the Trustee. Any securities sold at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder may be more or less than the amount such Unitholder paid for his Units.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is April 16, 1997

Unison Investment Trusts Ltd.




21ST CENTURY TRUST, SERIES 6
Summary of Essential Financial Information
As of March 5, 1997
Sponsor & Supervisor:  Unison Investment Trusts Ltd.
Administrator:         Van Kampen American Capital Distributors, Inc.
Evaluator:             American Portfolio Evaluation Services
                       (A division of an affiliate of the Administrator)
Trustee:               The Bank of New York

                                                                                                               21st
                                                                                                            Century
                                                                                                              Trust
                                                                                                      -------------
General Information
Number of Units......................................................................................  193,686
Fractional Undivided Interest in Trust per Unit......................................................  1/193,686
Public Offering Price:
 Aggregate Value of Securities in Portfolio <F1>..................................................... $5,838,094
 Aggregate Value Securities per Unit (including accumulated dividends)............................... $30.19
 Sales charge 2.9% (2.986% of Aggregate Value of Securities excluding principal cash per Unit)<F3>... $.90
 Public Offering Price per Unit <F2><F3>............................................................. $31.09
Redemption Price per Unit............................................................................ $30.19
Excess of Public Offering Price per Unit over Redemption Price per Unit.............................. $.90


Supervisor's Annual Supervisory Fee...Maximum of $.005 per Unit
Evaluator's Annual Fee ...............$10 per evaluation
Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the
New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of
Units tendered for redemption.
Date of Deposit.......................August 27, 1992
Mandatory Termination Date............August 31, 2002
                                      The Trust may be terminated if the market value of such Trust at any time is less than 80%
Minimum Termination Value.............of the market value of the Securities deposited in the Trust on the date of deposit.
Trustee's Annual Fee..................$.008 per Unit
Income Distribution Record Date.......December 10 of each year.
Income Distribution Date..............December 25 of each year.
                                      December 25 of each year, unless the amount in the Capital Account available to be distributed is less than $1.00 per 100 Units outstanding or earlier if the amount is greater
Capital Account Distribution Date.....than $10.00 per 100 Units outstanding.

----------

<F1>Equity Securities listed on a national securities exchange are valued at the closing sale price, or if no such price exists or if the Equity Security is not listed, at the closing bid price thereof.

<F2>Anyone ordering Units will have included in the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

<F3>Effective on each July 1, commencing July 1, 1993, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 1.4%. See "Public Offering-Offering Price."



PORTFOLIO

As of December 31, 1996, 21st Century Trust, Series 6, consists of 30 issues of Equity Securities and one issue of Zero Coupon Obligations issued by the U.S. Government which will mature on August 15, 2002. See related portfolio herein in Part One.


PER UNIT INFORMATION

                                                                        1993<F1>    1994        1995        1995<F2>           1996
                                                                        ----------- ----------- ----------- -----------------------
Net asset value per Unit at beginning of period........................ $     19.56 $     21.64 $     21.31 $     24.78 $     27.27
                                                                        =========== =========== =========== =========== ===========
Net asset value per Unit at end of period.............................. $     21.64 $     21.31 $     24.78 $     27.27 $     29.37
                                                                        =========== =========== =========== =========== ===========
Distributions to Unitholders of investment income including
accumulated dividends paid on Units redeemed (average Units
outstanding for entire period)......................................... $       .02 $       .18 $       .18 $       .19 $       .22
                                                                        =========== =========== =========== =========== ===========
Distributions to Unitholders from Security redemption proceeds
(average Units outstanding for entire period) ......................... $       .17 $        -- $        -- $        -- $       .04
                                                                        =========== =========== =========== =========== ===========
Unrealized appreciation (depreciation) of Securities (per Unit
outstanding at end of period).......................................... $       .85 $    (1.12) $      2.34 $      1.90 $       .45
                                                                        =========== =========== =========== =========== ===========
Units outstanding at end of period.....................................     246,186     246,186     223,186     215,186     194,686

----------
For the period from August 27, 1992 (date of deposit) through June 30, 1993.

For the period from July 1, 1995 through December 31, 1995 to reflect change in fiscal year. All other previous periods reflect year ends ending June 30.





REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Partners of Unison Investment Trusts Ltd. and the Unitholders of 21st Century Trust, Series 6:

We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of 21st Century Trust, Series 6 as of December 31, 1996, and the related statements of operations and changes in net assets for the year ended June 30, 1995, the six month period ended December 31, 1995 and the year ended December 31, 1996. These financial statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of 21st Century Trust, Series 6 as of December 31, 1996, and the results of operations and changes in net assets for the year ended June 30, 1995, the six month period ended December 31, 1995 and the year ended December 31, 1996, in conformity with generally accepted accounting principles.

                                   GRANT THORNTON LLP

Chicago, Illinois
March 14, 1997





REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Partners of Unison Investment Trusts Ltd., United States Trust Company of New York and the Unitholders of 21st Century Trust, Series 6:

We have audited the accompanying statements of operations and changes in net assets of 21st Century Trust, Series 6 for the year ended June 30, 1994. These financial statements are the responsibility of Unison Investment Trusts Ltd. (the "Sponsor" ). Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of operations and changes in net assets are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of operations and changes in net assets. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of operations and changes in net assets referred to above present fairly, in all material respects, the results of operations and changes in net assets of 21st Century Trust, Series 6 for the year ended June 30, 1994, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP

St. Louis, Missouri,
September 14, 1994






21ST CENTURY TRUST
SERIES 6
Statements of Condition
December 31, 1996

                                                                                                 21st
                                                                                              Century
                                                                                                Trust
                                                                                        -------------
Trust property
 Cash.................................................................................. $          18
 Securities at market value, (cost $4,761,795) (note 1)................................     5,713,893
 Accumulated dividends.................................................................         3,847
 Receivable for securities sold........................................................            --
                                                                                        $   5,717,758
                                                                                        =============
Liabilities and interest to Unitholders
 Cash overdraft........................................................................ $          --
 Redemptions payable...................................................................            --
 Interest to Unitholders...............................................................     5,717,758
                                                                                        $   5,717,758
                                                                                        =============
Analyses of Net Assets
Interest of Unitholders (194,686 Units of fractional undivided interest outstanding)
 Cost to original investors of 246,186 Units (note 1).................................. $   5,259,933
 Less initial underwriting commission (note 3).........................................       259,420
                                                                                        -------------
                                                                                            5,000,513
 Less redemption of 51,500 Units.......................................................     1,289,382
                                                                                        -------------
                                                                                            3,711,131
Undistributed net investment income
 Net investment income.................................................................     1,064,947
 Less distributions to Unitholders.....................................................       176,711
                                                                                        -------------
                                                                                              888,236
 Realized gain (loss) on Security sale or redemption...................................       216,829
 Unrealized appreciation (depreciation) of Securities (note 2).........................       952,098
 Distributions to Unitholders of Security sale or redemption proceeds..................      (50,536)
 Net asset value to Unitholders........................................................ $   5,717,758
                                                                                        =============
Net asset value per Unit (194,686 Units outstanding)................................... $       29.37
                                                                                        =============


The accompanying notes are an integral part of these statements.




21ST CENTURY TRUST, SERIES 6
Statements of Operations
Years ended June 30, 1994 and 1995,
the period ended December 31, 1995
and the year ended December 31, 1996

                                                                               June       June      December      December
                                                                               1994        1995          1995          1996
                                                                      ------------- ----------- ------------- -------------
Investment income
 Dividend Income..................................................... $      50,800 $    52,135 $      26,646 $      51,907
 Interest Income.....................................................       199,120     206,649       123,531       221,712
                                                                      ------------- ----------- ------------- -------------
 .....................................................................       249,920     258,784       150,177       273,619
Expenses.............................................................
 Trustee fees and expenses...........................................        10,196       9,654         3,751         3,098
 Evaluator fees......................................................            --          --         1,516         2,383
 Supervisory fees....................................................            --          --            --         1,649
                                                                      ------------- ----------- ------------- -------------
 Total expenses......................................................        10,196       9,654         5,267         7,130
                                                                      ------------- ----------- ------------- -------------
 Net investment income...............................................       239,724     249,130       144,910       266,489
Realized gain (loss) from Security sale or redemption
 Proceeds............................................................            --     514,520       204,521       577,903
 Cost................................................................            --     446,254       174,685       458,112
                                                                      ------------- ----------- ------------- -------------
 Realized gain (loss)................................................            --      68,266        29,836       119,791
Net change in unrealized appreciation (depreciation) of Securities...     (276,465)     521,578       409,715        87,133
                                                                      ------------- ----------- ------------- -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..... $    (36,741) $   838,974 $     584,461 $     473,413
                                                                      ============= =========== ============= =============




Statements of Changes in Net Assets
Years ended June 30, 1994 and 1995,
the period ended December 31, 1995
and the year ended December 31, 1996

Increase (decrease) in net assets                                                    1994          1995          1995          1996
                                                                            ------------- ------------- ------------- -------------
Operations:
 Net investment income..................................................... $     239,724 $     249,130 $     144,910 $     266,489
 Realized gain (loss) on Security sale or redemption.......................            --        68,266        29,836       119,791
 Net change in unrealized appreciation (depreciation) of Securities........     (276,465)       521,578       409,715        87,133
                                                                            ------------- ------------- ------------- -------------
 Net increase (decrease) in net assets resulting from operations...........      (36,741)       838,974       584,461       473,413
Distributions to Unitholders from:
 Net investment income.....................................................      (43,574)      (42,830)      (41,446)      (44,183)
 Security Sale or redemption proceeds......................................            --            --            --       (8,192)
Redemption of Units                                                                    --     (513,604)     (204,700)     (571,078)
                                                                            ------------- ------------- ------------- -------------
 Total increase (decrease).................................................      (80,315)       282,540       338,315     (150,040)
Net asset value to Unitholders
 Beginning of period.......................................................     5,327,258     5,246,943     5,529,483     5,867,798
 Additional Securities purchased from the proceeds of Unit Sales...........            --            --            --            --
                                                                            ------------- ------------- ------------- -------------
 End of period (including undistributed net investment income of $356,166,
$562,466, $665,930 and $888,236, respectively)............................. $   5,246,943 $   5,529,483 $   5,867,798 $   5,717,758
                                                                            ============= ============= ============= =============

The accompanying notes are an integral part of these statements.





21ST CENTURY TRUST, SERIES 6
PORTFOLIO as of December 31, 1996

                                                                                      Current

             Number                                                                            Market      Aggregate
Portfolio    of                                                                                Value Per   Market
Number       Shares       Name of Issuer of Securities                                ualized  Share       Value            Ranking
------------ ------------ ----------------------------------------------------------- -------- ----------- ------------- ----------
1                   2,345                                            AMP Incorporated $   1.00 $    38.375 $      89,990         A-
-----------------------------------------------------------------------------------------------------------------------------------
2                   1,541                  American International Group, Incorporated     0.40     108.250       166,813         A+
-----------------------------------------------------------------------------------------------------------------------------------
3                   2,331                      Anheuser-Busch Companies, Incorporated     0.96      40.000        93,240          A
-----------------------------------------------------------------------------------------------------------------------------------
4                   2,804                     Automatic Data Processing, Incorporated     0.46      42.750       119,871         A+
-----------------------------------------------------------------------------------------------------------------------------------
5                   2,350                                        Banc One Corporation     1.36      43.000       101,050         A+
-----------------------------------------------------------------------------------------------------------------------------------
6                   1,335                                          The Boeing Company     1.12     106.375       142,011         B+
-----------------------------------------------------------------------------------------------------------------------------------
7                     759                                Bristol-Myers Squibb Company     3.04     108.750        82,541          A
-----------------------------------------------------------------------------------------------------------------------------------
8                   2,150                                       ConAgra, Incorporated     1.09      49.750       106,963         A+
-----------------------------------------------------------------------------------------------------------------------------------
9                   1,090                                             CVS Corporation     0.44      41.375        45,099          B
-----------------------------------------------------------------------------------------------------------------------------------
10                  1,864                     Dillard Department Stores, Incorporated     0.16      30.875        57,551         A+
-----------------------------------------------------------------------------------------------------------------------------------
11                  1,174                                    Emerson Electric Company     2.16      96.750       113,585         A+
-----------------------------------------------------------------------------------------------------------------------------------
12                  5,225                                     Food Lion, Incorporated     0.11      10.000        52,250         A-
-----------------------------------------------------------------------------------------------------------------------------------
13                  1,508                                Gannet Company, Incorporated     1.44      74.875       112,911          A
-----------------------------------------------------------------------------------------------------------------------------------
14                  1,159                                 W.W. Grainger, Incorporated     1.00      80.250        93,010          A
-----------------------------------------------------------------------------------------------------------------------------------
15                    700                                      General Re Corporation     2.04     157.750       110,425          A
-----------------------------------------------------------------------------------------------------------------------------------
16                  2,444                                          H.J. Heinz Company     1.16      35.750        87,373         A+
-----------------------------------------------------------------------------------------------------------------------------------
17                  2,764                                   Hershey Foods Corporation     0.80      43.750       120,925          A
-----------------------------------------------------------------------------------------------------------------------------------
18                  2,601                           Humana Health Plans, Incorporated     0.00      19.125        49,744         B+
-----------------------------------------------------------------------------------------------------------------------------------
19                  2,166                                           Johnson & Johnson     0.76      49.750       107,758         A+
-----------------------------------------------------------------------------------------------------------------------------------
20                  1,557                                       Eli Lilly and Company     1.44      73.000       113,661          A
-----------------------------------------------------------------------------------------------------------------------------------
21                  1,576                                         Loctite Corporation     1.20      60.875        95,939          A
-----------------------------------------------------------------------------------------------------------------------------------
22                  3,166                                              Newell Company     0.56      31.500        99,729         A+
-----------------------------------------------------------------------------------------------------------------------------------
23                  2,330                                     Nordstrom, Incorporated     0.50      35.375        82,424          A
-----------------------------------------------------------------------------------------------------------------------------------
24                  2,005                                  Pitney Bowes, Incorporated     1.38      54.500       109,272         A+
-----------------------------------------------------------------------------------------------------------------------------------
25                  1,887                                    Rubbermaid, Incorporated     0.60      22.750        42,929          A
-----------------------------------------------------------------------------------------------------------------------------------
26                  2,016                                 Schering-Plough Corporation     1.32      64.750       130,536         A+
-----------------------------------------------------------------------------------------------------------------------------------
27                  2,214                                    The J.M. Smucker Company     0.52      17.625        39,022         A-
-----------------------------------------------------------------------------------------------------------------------------------
28                  2,338                                      SUPERVALU Incorporated     1.00      28.375        66,341         A-
-----------------------------------------------------------------------------------------------------------------------------------
29                  3,027                                            Walgreen Company     0.48      40.000       121,080         A+
-----------------------------------------------------------------------------------------------------------------------------------
30                  2,035                              WMX Technologies, Incorporated     0.64      32.625        66,392         B+
-----------------------------------------------------------------------------------------------------------------------------------
                   62,461                                                                                      2,820,435
             ============
                 Maturity
                    Value Name of Issuer and Title of Security
             ------------ -----------------------------------------------------------
                                   Interest Portion U.S. Treasury Separate Trading of
                             Registered Interest and Principal of Securities (STRIPS)
            $   4,089,000                                         Due August 15, 2002                          2,893,458
             ============                                                                                   ------------
                                                                                                           $   5,713,893
                                                                                                            ============

The accompanying notes are an integral part of these statements.

----------
Based on the latest quarterly or semi-annual dividend declaration. There can be no assurance that future dividend payments will be maintained in an amount equal to the dividends listed below.




21ST CENTURY TRUST
SERIES 6
Notes to Financial Statements
December 31, 1996

--------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price. Treasury obligations are valued at the closing bid price.

Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange, on the closing sale prices on the exchange. The original cost of the Treasury obligations was based on the closing offer price. In each case, the costs were determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in each Unit based upon (1) the cash on hand in such Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value determined by the Evaluator and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of such Trust and, accordingly, no provision has been made for Federal income taxes.

Distributions to Unitholders of the Trust's taxable income will be taxable as ordinary or capital gain income to Unitholders.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis. Since the date of deposit, undistributed net investment income includes $883,870 of accrued interest.

Certain Reclassifications - Certain reclassifications have been made to the 1994 financial statements to conform to the 1995 and 1996 financial statements.

 NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1996 is as follows:



Unrealized Appreciation    $   1,037,842
Unrealized Depreciation         (85,744)
                           -------------
                           $     952,098
                           =============




NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust, valued described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the underlying value of the Securities per unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per unit on the date of an investor's purchase, plus a Sales charge of 4.9% of the public offering price which is 5.152% of the underlying value of the Securities. Effective on each July 1, commencing July 1, 1993, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 1.4%

Compensation of Sponsor - The Sponsor receives a fee for providing portfolio supervisory services for the Trust ($.005 per Unit, not to exceed the aggregate cost of the Sponsor for providing such services to all applicable Trusts). This fee may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

Compensation of Evaluator - The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio.

NOTE 4 - REDEMPTION OF UNITS

During the years ended June 30, 1994 and 1995, the period ended December 31, 1995 and the year ended December 31, 1996, 0 Units, 23,000 Units, 8,000 Units and 20,500 Units, respectively, were presented for redemption.





--------------------------------------------------------------------------



21ST CENTURY TRUST SERIES

PROSPECTUS PART TWO

The Fund. The objectives of the Trusts are protecting capital, for Unitholders who purchase at the initial offering price, or less, and hold their Units through the Mandatory Termination Date and providing dividend income and capital appreciation through investment in a portion of a portfolio consisting of "zero coupon" obligations ("Zero Coupon Obligations" ) issued by the U.S. Government and the remainder of Trust's portfolio in common stocks and, in the case of Series 9, American Depositary Receipts ("
ADRs" ) of publicly traded companies ("Equity Securities" )
(collectively, the "Portfolio" ). The value of the Units of a Trust will fluctuate with the value of the relevant Portfolio. The Trusts consist of a series of unit investment trusts. The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Edward D. Jones & Co. (the "Underwriter" ) in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Underwriter. No proceeds from the sale of the Units will be received by the Trusts.

Public Offering Price. The secondary market Public Offering Price of the Units is based on the Evaluator's evaluation of the pro rata share of the bid prices of the Zero Coupon Obligations and the underlying market value of the Equity Securities in the Portfolio of a Trust, including a sales charge as set forth in "Public Offering Price" in the "Summary of Essential Financial
Information" in Part One.

Sponsor:  Unison Investment Trusts, LTD.

NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

Both parts of this Prospectus should be retained for future reference.

This Prospectus is dated as of the date of the Prospectus Part One accompanying this Prospectus Part Two

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

Each series of 21st Century Trust (a "Trust" ) was created under the laws of the State of New York pursuant to a Trust Agreement (the "
Agreement" ) and a related Standard Terms and Conditions of Trust (the " Indenture," as amended and restated, collectively with the Agreement, the "Indenture and Agreement" ) by and between Unison Investment Trusts
Ltd. (the "Sponsor" ), as depositor, United States Trust Company, as trustee and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., as evaluator. Pursuant to the Indenture and Agreement, The Bank of New York (the "Trustee" ) was named successor trustee to United States Trust
Company and Van Kampen American Capital Investment Advisory Corp. (the " Evaluator" ) was named successor evaluator to Kenny S&P Evaluation
Services, a division of J.J. Kenny Co., Inc., both effective June 19, 1995. The purpose and objective of each Trust is to protect capital, for Unitholders who purchase at the initial offering price, or less, and hold their Units through the Mandatory Termination Date, and to provide income and capital appreciation by investing a portion of its portfolio in "zero coupon" obligations (i.e., securities which accrue but do not pay income currently, are sold at a discount and represent an obligation to pay a fixed amount at a future date) issued by the U.S. Government (the "Zero Coupon
Obligations" ) and the remainder of such Trust's portfolio in publicly traded common stocks issued by United States corporations and, in the case of Series 9, American Depositary Receipts ("ADRs" ) (the "Equity
Securities" ) which provide income or are considered to have the potential for capital appreciation (such Zero Coupon Obligations and the Equity Securities are collectively referred to herein as the "Portfolio" or the "Portfolio Securities" ), allowing investors greater diversification than they might be able to acquire individually. Series 9 may contain ADRs which are receipts issued by United States depositaries evidencing ownership of common stocks issued by corporations formed in countries other than the United States and on deposit with custodians located outside the United States. The issuers of the publicly traded common stocks in the Portfolio, together with the foreign issuers of the common stocks underlying any ADRs are collectively referred to herein as the "
Issuers" . Both the publicly traded common stocks and any ADRs provide income or are considered to have the potential for capital appreciation or both. ADRs provide income in the form of distribution payments of dividends received on the underlying foreign securities, while common stocks provide income in the form of dividends. Any reference in this Prospectus Part Two to "dividends" shall also refer to distribution payments made with respect to any ADRs in the Portfolio. The Zero Coupon Obligations are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Zero Coupon Obligations, the Equity Securities or the Units of a Trust, the net asset value of which will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. There is no assurance that these objectives will be met because the payment and level of dividends is dependent upon, among other things, the amount each Issuer has available for such purpose and, with respect to ADRs, the exchange rates in effect at the time of the conversion. Furthermore, diversification of a Trust's assets will not eliminate the risk of loss inherent in the ownership of "zero coupon" obligations and Equity Securities.

THE TRUSTS

Summary Description of the Portfolio. An investment in Units of a Trust should be made with an understanding of the risks inherent in an investment in Zero Coupon Obligations and Equity Securities.

Each Trust consists of (a) the Portfolio Securities listed under "
Portfolio" in Part One, which Portfolio Securities shall continue to be held in each Trust unless (i) there are Failed Contract Securities and no Replacement Securities are purchased with respect thereto (see "The Trusts
-- Objectives and Portfolio Selection" herein) or (ii) there is a redemption of Units which requires the sale of Portfolio Securities (see " Rights of Unitholders -- Redemption of Units" herein) and (b) any additional Portfolio Securities acquired and held by each Trust pursuant to the provisions of the Indenture and Agreement plus cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any default in or failure to make distributions on any of the Portfolio Securities. However, should any contract for the purchase of any of the Portfolio Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in a Trust to cover such purchase are reinvested in Replacement Securities in accordance with the Agreement, refund the cash, sales charge and transaction fees attributable to such failed contract to all Unitholders on the twentieth day of the month following the expiration of the period in which the Sponsor is permitted to deliver Replacement Securities as provided in the Indenture and Agreement. (See "
The Trusts -- Objectives and Portfolio Selection" herein.)

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested by the Trustee, no assurance can be given that a Trust will retain, for any length of time, its present size and composition. Although the Portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances or to sell or hold securities offered or distributed to a Trust by an issuer of Equity Securities. (See "Rights of Unitholders -- Redemption of Units" herein.) Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation. (See "Administration of the Trusts
-- Administration of the Portfolio" herein.)

The Zero Coupon Obligations deposited in a Trust consist of the interest and/or principal components of U.S. Treasury obligations. The Zero Coupon Obligations evidence the right to receive a fixed amount at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Zero Coupon Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed amount at a fixed date in the future and does not receive any interest payments prior to maturity. The lack of current interest payments also means that any income tax owed on the accreting income would have to be paid from other sources. The effect of owning deep discount bonds which do not make current interest payments (such as the Zero Coupon Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Zero Coupon Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. Because these price fluctuations affect the Evaluator's determination of the market value of the Units, a Unitholder that sells or redeems Units prior to the Mandatory Termination Date may realize a loss upon such sale or redemption.

An investor should also have an understanding of the risks which an investment in equity securities, including common stock and ADRs, entails before making an investment in Units. Because the ADRs eligible for deposit in Series 9 represent ownership of the common stock of foreign corporations, the considerations described herein with respect to common stock also apply generally to any ADRs in a Trust. Such risks include those arising from the fact that the rights of common stock owners to payments are generally inferior to creditors, debt holders and preferred stock owners of the issuing company. Common stock owners are also subject to risks of declines in the general equity market or in the market for the company's industry sector and the worsening of the financial condition of a company or the economy in which it operates. Such risks may result in declines in values of the common stocks which in turn would negatively affect the value of Units. Although actions have been taken to provide a diversified portfolio of equity securities which tends to reduce the effects of these risks, no guarantee can be made that they will not occur and negatively affect the value of Units.

Holders of common stock of the type held in a Trust have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. The issuance of debt securities and preferred stock will create superior claims for payment of principal and interest (in the case of debt securities) and dividends (in the case of preferred stock) which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), or preferred stocks which typically have liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks do not have a fixed principal amount or a maturity date and their value is subject to market fluctuations for as long as the common stocks remain outstanding. The market value of the Securities in such Trust thus is expected to fluctuate over the entire life of a Trust to market values higher or lower than those prevailing on the Date of Deposit. The Sponsor may direct the Trustee to dispose of Securities under certain specified circumstances but the Securities will not be sold by the Trustee as a result of ordinary market fluctuations. (See " Administration of the Trusts -- Administration of the Portfolio" herein.)

An investment in Units of Series 9 should also be made with an understanding of the additional risks and consequences an investment in ADRs entails, which include risks involved in the ADRs themselves and those inherent in foreign securities as well as the investor's risk of becoming subject to special tax consequences due to the receipt of income from foreign sources. (See "
Federal Taxation--Taxation of Dividends Received by a Trust" herein.) An
ADR is a receipt that is issued by an American depositary, usually a bank, and which is denominated in and represents the ownership of a specified number of foreign securities on deposit with a foreign entity, also usually a bank, that acts as custodian of and transfer and collection agent with respect to such foreign securities. The depositary and custodian usually charge fees upon the deposit and withdrawal of securities, the conversion of dividends to U.S. dollars, the disposition of non-cash distributions and the performance of other services. ADRs, although not necessarily the underlying securities, are registered with the Securities and Exchange Commission.

Ownership of ADRs by U.S. investors can provide certain advantages over direct ownership of the foreign securities, including greater ease of transferability and simplified collection and conversion of dividends paid in foreign currencies. However, ownership of ADRs also poses certain disadvantages in comparison to direct ownership of the foreign securities. For example, holders of ADRs may not be able to participate in foreign warrant and rights offerings or in certain exchange or tender offers involving foreign issuers. ADR depositaries will typically sell warrants and subscription rights, if they are transferable, and distribute the proceeds, which are often less than the value of the securities represented by such warrants or subscription rights, to the ADR holders. Further, in some cases the voting rights of owners of foreign stock are restricted by the home country, and the flow of information from the foreign issuer to ADR holders may be delayed or reduced.

ADR holders have the right to demand and receive actual securities in exchange for their ADRs. Furthermore, ADR facilities may be terminated, in which case the ADR holder may come into possession of the underlying securities. If such an event were to occur, the advantages of holding ADRs described above would be lost and the tax consequences to the holder could change. Neither the Trustee nor the Sponsor is authorized under the Indenture and Agreement to initiate such an exchange. However, if an ADR facility is terminated, the Sponsor may, but is not required to, direct the Trustee to sell any underlying securities it may receive and distribute the proceeds of such sale to the Unitholders pursuant to the terms of the Indenture and Agreement. In some cases, an unsponsored ADR facility (see below for a discussion of sponsored and unsponsored ADRs) may be terminated upon the creation of a sponsored ADR facility. In such cases, it is the usual practice for the sponsor of the facility to effect an exchange of its sponsored ADRs for the outstanding unsponsored ADRs and to pay the costs of such exchange. Such an occurrence, in and of itself, will not constitute an event that gives rise to the ability of the Sponsor to direct the Trustee to sell the ADR. See, "Administration of the Trusts -- Administration of the Portfolio" herein.

An ADR facility may be established by a foreign issuer that seeks to have its securities traded in the United States, in which case the ADRs are referred to as "sponsored" , or the ADR facility may be initiated by an entity unrelated to the foreign issuer, usually a brokerage firm, that seeks to make a market in the foreign security, in which case the ADRs are referred to as "unsponsored" .

In the case of a sponsored ADR, the foreign issuer enters into an arrangement with a single American depositary and a foreign custodian and usually agrees to pay certain administrative and shareholder related fees and expenses, although ADR holders will bear certain costs. Under the terms of most sponsored ADRs, depositaries undertake to distribute notices of shareholder meetings and voting instructions and to make other shareholder communications available to ADR holders upon the foreign issuer's instruction. Generally, the underlying security of a sponsored ADR will be registered with the Securities and Exchange Commission, making the ADR eligible for listing on United States exchanges.

In the case of an unsponsored ADR, the fees and expenses of the facility are generally born solely by the ADR holders. In addition, the depositary is frequently under no contractual obligation to distribute shareholder communications of any type or to pass through voting rights to the ADR holders. Other unsponsored ADRs with respect to the same underlying security are often established by other market makers and depositaries. Such duplicate ADRs are treated as fungible in the trading markets. Therefore, when duplicate unsponsored ADRs exist, there is no mechanism that links a particular unsponsored ADR to its actual depositary or the distributions made by it. Instead, unsponsored ADRs are usually held on deposit with U.S. clearing agencies, which take in the various unsponsored ADR distributions and forward them on to the ADR owners. Additionally, if a holder of an unsponsored ADR seeks to exchange the ADR for the underlying securities there can be delays in settlement if it becomes necessary to trace the ADR to its issuing depositary. This may occur if other depositaries refuse to accept the ADR or have insufficient securities to effect the exchange. Because the underlying securities are not generally registered in the United States and because the underlying securities may have been issued at different times, there is a possibility that if an unsponsored ADR is exchanged for underlying securities, or the ADR holder otherwise receives the underlying securities, such holder may come into possession of unregistered restricted securities which cannot be sold in the U.S. until certain statutory waiting periods have expired.

Elements of risk associated with investing in the securities of foreign issuers of equity securities include but are not limited to trade balances and imbalances and related economic policies; currency exchange rate fluctuations; non-U.S. currency exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their own industries; and other specific local political and economic considerations. Companies located outside the United States may operate under different accounting, auditing and financial reporting regulations than U.S. companies. In addition, because ADRs represent ownership of securities issued by a foreign company, often less information is available about the issuer than would be the case for publicly held United States companies. Further, it may be more difficult to obtain and enforce a judgment against a foreign issuer.

An investment in Units should be made with particular attention to risks presented by probable changes in future currency exchange rate relationships, especially during periods of broad adjustments in such relationships. The securities underlying any ADRs in the Portfolio have been issued by corporations that, to the extent they pay dividends, pay them in foreign currencies. In the past, most foreign currencies values have fluctuated widely against the United States dollar for many reasons, including supply and demand of the respective currency, monetary policies, the soundness of the world economy and the strength of a particular foreign economy as compared to the economies of the United States and other countries. Thus, even though a foreign Issuer's dividend payment may remain constant in its local currency, the U.S. dollar value of the distribution will vary with fluctuations in the U.S. dollar exchange rates for the relevant currency. The Sponsor anticipates that dividends received by the foreign custodians in foreign currencies will be converted on the date of receipt, or as soon as practicable thereafter, to U.S. dollars. Due to fluctuations in exchange rates and possible delays in the conversions of dividends to U.S. dollars, the U.S. dollar value of the dividend on the date of receipt may not reflect, exactly, the actual amount in U.S. dollars the Trust will receive.

To the best knowledge of the Sponsor, none of the foreign securities underlying any ADRs in the Portfolio were subject to currency exchange control restrictions which would materially interfere with the payment or receipt of dividends on such underlying securities. However, there can be no assurance that currency exchange control regulations will not be adopted in the future that would adversely affect such payments.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made.

Unitholders will be unable to dispose of any of the Equity Securities in the Portfolio, as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in each Trust and will vote such stocks in accordance with the instructions of the Sponsor.

Each of the risks referred to above could adversely affect the ability and the inclination of the Issuers to declare or to pay dividends and the ability of holders of common stock and ADRs to realize any value from the assets of the Issuers upon liquidation or bankruptcy.

Objectives And Portfolio Selection. The objectives of each Trust are to protect Unitholders' capital, and provide investors with income and capital appreciation by investing a portion of the portfolio in Zero Coupon Obligations and the remainder in Equity Securities. Each Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information" in Part One. The Zero Coupon Obligations evidence the right to receive a fixed amount at the maturity date thereof from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Zero Coupon Obligations or the Units of the Trusts, the net asset value of which will fluctuate and, prior to maturity, may be worth more or less than a Unitholder's acquisition cost for such Units. There is no guarantee that a Trust's objectives will be achieved because such objectives are subject to the continuing ability of the respective Issuers to continue to declare and pay dividends and because the market value of the Portfolio Securities can be affected by a variety of factors. (See "The Trusts -- Summary Description of the Portfolio" herein.) Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perception of the Issuers change, thus investors should be aware that there can be no assurance that the value of the Equity Securities will increase. However, each Trust has been organized so that purchasers of Units should receive, at the termination of a Trust at the Mandatory Termination Date, an amount at least equal to the Initial Public Offering Price, which is equal to or less than the per Unit value upon maturity of the Zero Coupon Obligations, even if the Equity Securities never paid a dividend and the value of the Equity Securities in each Trust decreased to zero, which the Sponsor considers highly unlikely.

In selecting any ADRs for inclusion in the Series 9 Portfolio, in addition to the factors associated with the selection of Equity Securities of any Issuer, the Sponsor considered the following factors, among others: (1) the location of the foreign issuer of the securities underlying the ADRs; (2) the likelihood of favorable market and political conditions in the country in which such foreign issuer is located; (3) the amount of publicly available information available from such foreign issuer; and (4) historical and recent fluctuations in the exchange rate of the currency of such foreign issuer relative to the U.S. Dollar.

In the event of a failure of a contract for the purchase of Portfolio Securities for reasons beyond the control of the Sponsor or Trustee (the " Failed Contract Securities" ), the Sponsor may purchase an equal number and type of the Failed Contract Securities (the "Replacement Securities" ) and deposit such Replacement Securities in a Trust. The Replacement Securities must be purchased within 30 days after delivery by the Sponsor to the Trustee of notice of the failed contract, and the cost to such Trust for such Replacement Securities may not exceed the amount available under the letter of credit deposited by the Sponsor with respect to such Failed Contract Securities.

With respect to Replacement Securities for the Zero Coupon Obligations, such Replacement Securities shall be of the type originally selected for deposit in such Trust and must have the same maturity value as the Failed Contract Security and the same Zero Coupon Maturity Date, which must be prior to the Mandatory Termination Date. In addition, the purchase of Replacement Securities shall not adversely affect the federal income tax status of a Trust. In the event the Sponsor is unable to replace the Failed Contract Securities as provided above, the Trustee shall distribute to the Unitholders from the cash in such Trust attributable to such Failed Contract Securities an amount equal to the market value of such Failed Contract Securities (as determined by the Evaluator) on the Business Day prior to the day the contract or contracts relating to such Failed Contract Securities were deposited in such Trust and, if such Failed Contract Securities are Equity Securities, shall sell all other Equity Securities, if any, issued by the issuer of such Failed Contract Securities and shall distribute to the Unitholders their respective pro rata interest in the proceeds of such sale. Neither the Sponsor nor the Trustee shall be liable in any way for any failure of any contract for the purchase of the Portfolio Securities. However, should any contract for the purchase of any of the Portfolio Securities deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in a Trust to cover such purchase are reinvested in Replacement Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the twentieth day of the month following the expiration of the period in which the Sponsor is permitted to deliver Replacement Securities as provided in the Indenture and Agreement. In the event of any refund, each individual Unitholder's basis will be reduced by the amount refunded to such Unitholder, and each Unitholder's income would also be reduced by such Unitholder's pro rata interest in the income attributable to the Failed Contract Securities. Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, and because under certain circumstances, in connection with offers or distributions by Issuers of Equity Securities, additional and/or different securities may be deposited in a Trust, no assurance can be given that a Trust will retain for any length of time its present size and composition. (See "Administration of the Trusts -- Administration of the Portfolio" herein.)

Because the Series 9 Trust may hold ADRs representing proof of ownership of foreign securities on deposit with foreign custodians and there is a possibility that at some future date an ADR will be terminated causing such Trust to hold the foreign securities represented by such an ADR, Units of Series 9 may not be an appropriate investment for a pension plan subject to Title I of the Employee Retirement Income Security Act of 1974 ("ERISA"
). Prospective investors subject to ERISA should consult their tax advisors in determining the appropriateness of an investment in the Series 9 Trust. Unless a Unitholder purchases Units of a Trust on the Date of Deposit (or another date when the value of the Units is less than or equal to the Initial Public Offering Price), total distributions, including distributions made upon termination of a Trust, may be less than the amount paid for a Unit.

PUBLIC OFFERING

General. Units of each Trust are offered for sale at the Public Offering Price which in the secondary market is based on the Evaluator's evaluation of the pro rata share of the bid prices of the Zero Coupon Obligations and the underlying market value of the Equity Securities of a Trust plus or minus the pro rata share of cash, if any, in the Income Account and the Capital Account of each Trust (other than amounts required to be distributed by the Trustee pursuant to the Indenture and Agreement), and includes a sales charge as described in "Public Offering -- Public Market" below.

Public Offering Price. On any particular date, the Public Offering Price will vary from the amounts set forth on the "Summary of Essential
Information" page in Part One in accordance with fluctuations in the aggregate market value of the Portfolio Securities, the amount of available cash on hand in a Trust and the amount of certain accrued fees and expenses.

As more fully described in the Indenture and Agreement the aggregate market value of the Portfolio Securities is determined on each Business Day by the Evaluator. (See "Rights of Unitholders -- Redemption of Units" herein.) Determinations are effective for transactions effected subsequent to the last preceding determination.

Although payment is normally made three business days following an order for the purchase of Units, payment may be made prior thereto. However, evidence of ownership of the Units so ordered will be made three business days following such order or shortly thereafter. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Underwriter prior to the date of settlement for the purchase of Units may be used in the Underwriter's businesses and may be deemed to be a benefit to the Underwriter, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934.

Unit Distribution. Units purchased by the Underwriter in the secondary market, if any, may be offered by this Prospectus at the secondary Public Offering Price in the manner described.

The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Underwriter and from time to time may offer Units for sale through dealers who are members of the National Association of Securities Dealers, Inc. Such dealers, if any, may be allowed a concession or agency commission by the Underwriter.

The Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concessions to dealers from time to time.

Public Market. While not obligated to do so, the Underwriter intends to maintain, at its expense, a secondary market for Units of each Trust and to continuously offer to repurchase Units from Unitholders at the Redemption Price calculated by the Evaluator. (See "Right of Unitholders --
Redemption of Units" herein.) Any Units repurchased by the Underwriter at the Redemption Price may be reoffered to the public by the Underwriter at the then current Public Offering Price, which price includes a sales charge. Effective on each July 1 such sales charge will be reduced as set forth in the "Summary of Essential Financial Information" in Part One. Any profit or loss resulting from the resale of such Units will belong to the Underwriter.

If the supply of Units exceeds the demand (or for any other business reason), the Underwriter may, at any time, from time to time, or permanently, discontinue the repurchase of Units of a series at the Redemption Price. Alternatively, Unitholders may redeem their Units through the Trustee, although the Sponsor shall have the right to purchase such tendered Units at a price not less than the price the Unitholder would receive from the Trustee upon tender. Unitholders may be able, upon request, to receive an "in kind" distribution of the Securities evidenced by their Units. (See "
Rights of Unitholders -- Redemption of Units" herein.) A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

Sponsor's and Underwriter's Profit. As stated in "Public Offering --
Public Market" above, the Underwriter intends to maintain a secondary market for the Units of each Trust. In so maintaining a market, the Underwriter will realize a profit or sustain a loss in the amount of any difference between the prices at which such Units were bought and the prices at which such Units were resold (such prices include a sales charge) or the prices at which such Units were redeemed, as the case may be.

FEDERAL TAXATION

The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code" ). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinion, it is assumed that each Equity Security is equity for federal income purposes.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

2. Each Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are considered to be received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested.

3. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or payment at maturity) or upon the sale or redemption of Units by such Unitholder. The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date closes to the date the Unitholder purchases his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. It should be noted that certain legislative proposals have been made which could effect the calculation of basis for Unitholders holding securities that are substantially identical to the Securities. Unitholders should consult their own tax advisors with regard to calculation of basis. The Treasury Obligations are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unitholder purchases his Units. Because the Treasury Obligations represent interests in "stripped"
U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Treasury Obligation held by the Trust shall be treated as its " purchase price" by the Unitholder. Original issue discount is effectively treated as interest for federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by the Trust as such original issue discount accrues and will in general be subject to federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under a Treasury Regulation issued on December 28, 1992 relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi- annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the federal income tax consequences and accretion of original issue discount under the stripped bond rules. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid with respect to an Equity Security held by the Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits" . A
Unitholder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, any such capital gain will be short-term unless a Unitholder has held his Units for more than one year.

4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain except in the case of a dealer or a financial institution and will be long-term if the Unitholder has held his Units for more than one year (the date on which the Units are acquired (i.e., the " trade date" ) is excluded for purposes of determining whether the Units have been held for more than one year). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year. Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deductions. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit. For taxpayers other than corporations, net capital gains (which are defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal stated tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that could affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

The Revenue Reconciliation Act of 1993 (the "Act" ) raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Act, the Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

If the Unitholder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved, including his or her pro rata portion of all the Securities represented by the Unit. Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unitholders should consult their own tax advisors with regard to any such constructive sales rules.

Special Tax Consequences of In Kind Distributions Upon Redemption of Units or Termination of a Trust. As discussed in "Rights of Unitholders--Redemption of Units" , under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution. A Unitholder may also under certain circumstances request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." Treasury Obligations will not be distributed to a Unitholder as part of an In Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unitholder will not recognize gain or loss with respect to the Equity Securities if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in each share of the Equity Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of the Equity Security held by the Trust. In either case, a Unitholder who receives cash in exchange for his interest in the Treasury Obligations will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in the Treasury Obligations for the Treasury Obligations.

Because the Trust will own many Equity Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by the Trust. Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

Computation of the Unitholder's Tax Basis. Initially a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.

A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above. A Unitholder's tax basis in his Units and his pro rata portion of a Treasury Obligation is increased by the amount of original issue discount thereon properly included in the Unitholder's gross income for federal income tax purposes.

General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified by the Internal Revenue Service that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

In general income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

It should be noted that payments to the Trusts of dividends on Equity Securities that are attributable to foreign corporation may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trusts. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

Unitholders will be notified annually of the amounts of original issue discount, dividend income and long-term capital gain distributions includable in the Unitholder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

Unitholders desiring to purchase Units for tax-deferred plans and Eras should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

The foregoing discussion relates only to the tax treatment of U.S. Unitholders with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to state and local taxation in other jurisdictions. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units. The term U.S. Unitholder means an owner of a Unit of the Trust that is (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

RIGHTS OF UNITHOLDERS

Units. A certificate representing 100% of the fractional undivided interest in and ownership of the Units will be registered in the name or to the order of the Underwriter on the books of the depository, The Depository Trust Company ("DTC" or the "Depository" ). Accordingly, the Underwriter or its designee will be the holder of record of the Units.

The Units will be issued in book-entry form only and the Unitholders will not be entitled to receive physical certificates representing their Units. A Unitholder's ownership of Units will be recorded on or through the records of the Underwriter or any other brokerage firm that maintains such Unitholder's account for such purpose. In turn, the brokerage firm's record ownership of such Units will be recorded on the records of the Depository (or of a DTC participating firm that acts as agent for the brokerage firm if a Unitholder's brokerage firm is not a DTC participant). Therefore, a Unitholder must rely upon the foregoing procedures to evidence such Unitholder's beneficial ownership of a Unit. Beneficial ownership of a Unit may only be transferred by compliance with the procedures of such brokerage firms and DTC participants. Neither the Trustee nor the Sponsor will have any responsibility or liability for any aspect of the records relating to or payments made by such brokerage firms or DTC participants on account of beneficial ownership interests in the Units or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

DTC, which is a New York-chartered limited purpose trust company, performs services for its participants, some of whom (and/or whose representatives) own DTC. In accordance with its normal procedures, DTC is expected to record separately the positions held by each DTC participant in the Units, whether held for its own account or as a nominee for another person. The Underwriter is a DTC participant.

Each distribution from the Income Account and payment upon redemption of a Unit will be paid to the Depository for the benefit of the record holder of the Units as shown on the books of the Depository. The Depository will be responsible for crediting the amount of such payments to the accounts of the applicable DTC participants in accordance with the Depository's normal procedures, which currently provide for payments in next-day funds settled through the New York Clearing House. Each DTC participant will be responsible for disbursing such payments to the beneficial owners of the Units that it represents and to each brokerage firm for which it acts as agent. Each such brokerage firm will be responsible for disbursing funds to the beneficial owners of the Units that it represents.

If the foregoing book-entry procedures are terminated by the Depository for any reason, definitive Certificates will be issued in appropriate amounts as requested by the DTC participants holding the Units.

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Units are transferable by presentation of transfer instructions to the Trustee accompanied by such documents executed by the Unitholder or his authorized attorney and such Unitholder's brokerage firm as the Trustee deems necessary to establish the authority of the person making such transfer. In certain instances, the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each Unit transferred and to pay any governmental charge that may be imposed in connection with each such transfer.

Certain Limitations. No Unitholder shall have the right to vote except in certain circumstances relating to the amendment and termination of a Trust. (See "Administration of the Trusts -- Amendment or Termination" herein.) Unitholders shall have no right to control the operation or administration of a Trust in any manner, except upon the vote of 51% of the Unitholders outstanding at any time for purposes of amendment or termination of a Trust, all as provided in the Agreement. Unitholders will be unable to dispose of any of the Portfolio Securities, as such, and will not be able to vote the Portfolio Securities. No Unitholder shall ever be under any liability to any third party for any action taken by the Trustee or Sponsor.

Redemption of Units. Requests for redemption of a Unit at the option of a Unitholder must first be presented to the Unitholder's brokerage firm. Such brokerage firm (if such firm is a DTC participant and, if not, through the DTC participant acting on behalf of such firm) will present such redemption request to DTC and DTC, in turn, will present such request to the Trustee for processing in accordance with the applicable redemption provisions of the Agreement. The Trustee may require a Unitholder and such Unitholder's brokerage firm to submit additional information or certifications to the Trustee to evidence compliance with the applicable redemption provisions of the Agreement. Units will be deemed to be "tendered" to the Trustee when the Trustee is in physical possession of transfer instructions and such other documentation as may be required by the Trustee to effect the redemption of the Units. Compliance with the foregoing procedures may result in delays in the processing of redemption requests by Unitholders. No redemption fee will be charged by the Trustee.

On the third business day following such tender the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit (unless the redeeming Unitholder elects an In-Kind Distribution as described below) next computed as of the Evaluation Time set forth in the "Summary of Essential Information" in Part One on the date of tender.
The "date of tender" is deemed to be the date on which the Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the next day on which the exchange is open for trading and such Units will be deemed to have been tendered at the Redemption Price computed on that day.

Any amounts paid on redemption representing income received will be withdrawn from the Income Account to the extent funds are available. All other amounts will be withdrawn from the Capital Account. If such available funds shall be insufficient, the Trustee is empowered to sell such Portfolio Securities as have been designated for such purpose in order to make funds available for redemption, provided however, that the Zero Coupon Obligations may not be sold unless the sale of such Zero Coupon Obligations will not reduce the Maturity Value of the Zero Coupon Obligations still held in a Trust below the amount required to distribute from the proceeds of the sale or maturity of the Zero Coupon Obligations upon the termination of a Trust at the Mandatory Termination Date an amount at least equal to the Initial Public Offering Price. In the event that (i) Zero Coupon Obligations may not be sold to fund a redemption of Units pursuant to the preceding sentence, and (ii) no other Trust's assets are available for liquidation to fund such redemption, the Trustee will advance to a Trust such amounts as may be necessary to pay the Redemption Price of the tendered Units. The Trustee shall be reimbursed the amount of any such advance from such Trust as soon as the Zero Coupon Obligations may be sold in such amount as will not reduce the Maturity Value of the Zero Coupon Obligations still held in such Trust below the amount required to distribute an amount at least equal to the Initial Public Offering Price from the proceeds of the sale or maturity of the Zero Coupon Obligations upon the termination of such Trust at the Mandatory Termination Date.

At the Mandatory Termination Date, Unitholders tendering 2,500 Units or more for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In-Kind Distributions" ) of an amount and value of Equity Securities per Unit equal to the Market Value of such Unitholder's Units. At the Mandatory Termination date, a Unitholder must elect to have its Units redeemed either entirely in kind plus cash for fractional shares or entirely in cash. An In-Kind Distribution of Units will be made by the Trustee through the distribution of each of the Portfolio Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at The Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Equity Securities in a Trust plus cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. The cash received by the tendering Unitholder will be reduced by any costs determined by the Trustee in its sole discretion to result from the registration and transfer of Equity Securities or otherwise resulting from an In-Kind Distribution. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Portfolio Securities according to the criteria discussed above.

Sales of Portfolio Securities may be required at a time when Portfolio Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption of Units may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Portfolio at the time of redemption. Equity Securities will be sold to meet redemptions of Units before Zero Coupon Obligations, although Zero Coupon Obligations may be sold if a Trust is assured of retaining a sufficient principal amount of Zero Coupon Obligations to provide funds upon maturity of a Trust at least equal to the Initial Public Offering Price. Special federal income tax consequences will result if a Unitholder requests an In-Kind Distribution. (See "Federal Taxation" herein.)

The Redemption Price per Unit of a Trust is determined on the basis of the bid price of the Zero Coupon Obligations and the aggregate underlying value of the Equity Securities in a Trust plus or minus cash, if any, in the Income and Capital Accounts of such Trust, while the Public Offering Price per Unit during the initial offering period will be determined on the basis of the offering price of such Zero Coupon Obligations, as of the close of trading on the New York Stock Exchange on the date any such determination is made, and the aggregate underlying value of the Equity Securities in such Trust, plus or minus cash, if any, in the Income Account and Capital Account of such Trust. On the initial Date of Deposit the Public Offering Price per Unit, which is based on the offering prices of the Zero Coupon Obligations and the aggregate underlying value of the Equity Securities in a Trust and includes the sales charge, exceeded the unit value at which Units could have been redeemed (based upon the current bid prices of the Zero Coupon Obligations and the Market Value of the Equity Securities in a Trust) by the amount shown under "
Summary of Essential Information" in Part One. The Redemption Price per
Unit is the pro rata share of each Unit determined by the Trustee by adding:
(a) the cash on hand in such Trust (excluding (1) cash, cash equivalents or letters of credit deposited in such Trust to purchase Portfolio Securities, unless such cash or letters of credit have been deposited in the Income and Capital Accounts because of failure to apply such monies to the purchase of Portfolio Securities and excluding (2) monies, if any, reserved for payment of applicable taxes or other governmental charges or credited to the Expense Reserve Fund); (b) the aggregate value of the Securities (including "when issued" contracts, if any) held in such Trust, as determined by the Evaluator on the basis of bid prices of the Zero Coupon Obligations and the aggregate underlying value of the Equity Securities in such Trust next computed; and (c) all other income from the Portfolio Securities (including dividends receivable on Equity Securities trading ex-dividend as of the date of computation) together with all other assets of such Trust; and deducting therefrom: (i) amounts representing any applicable taxes or governmental charges payable out of the Trust; (ii) commencing with the first Evaluation of such Trust after the expiration of the period during which the Sponsor is permitted to make deposits of additional Portfolio Securities or the Trustee's earlier receipt of written notice from the Sponsor that no further such deposits shall be made, an amount representing estimated accrued expenses of such Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator and supervisory fees, if any; (iii) cash held for distribution to Unitholders of record of such Trust as of the business day prior to the evaluation being made; and (iv) other liabilities incurred by such Trust; and finally dividing the result of such computation by the number of Units of such Trust outstanding as of the date thereof.

The aggregate value of the Equity Securities is determined in the following manner: if the Equity Securities are listed on a national securities exchange, the evaluation is generally based on the last closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Portfolio Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. The Sponsor may, and so long as the Underwriter is maintaining a secondary market for Units, the Underwriter may, prior to the close of business on the day of tender, purchase any Units tendered to the Trustee for redemption by making payment therefor to the Unitholder in an amount not less than that which would have been paid by the Trustee had the Units been redeemed by the Trustee. (See "Public Offering -- Public
Market" herein.) Units held by the Sponsor or the Underwriter may be tendered to the Trustee for redemption in the same manner as any other Units.

The offering price of any Units resold by the Underwriter will be the Public Offering Price determined in the manner provided in this Prospectus. (See " Public Offering -- Public Offering Price" herein.) Any profit resulting from the resale of such Units will belong to the Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units. (See "Public Offering -- Sponsor's and Underwriter's Profit" herein.)

TRUST OPERATING EXPENSES

Initial Costs. All costs and expenses incurred in creating and establishing the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and Agreement, legal and auditing expenses, advertising and selling expenses, expenses of the Trustee, the Evaluator and other out-of-pocket expenses have been borne by the Sponsor at no cost to the Trusts. Other than the Sponsor's Supervisory Fees described below, the Sponsor will not receive any fees in connection with its activities relating to the Trusts. However, the Underwriter, an affiliate of the Sponsor, will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering -- Sponsor's and Underwriter's Profits" above and will be indemnified by the respective
Trusts as described under "Miscellaneous Expenses" below.

Fees. The Sponsor's supervisory fee, if any, earned for supervising the Portfolio is based upon the number of Units outstanding on the first December Record Date and thereafter on the December Record Date of the prior calendar year and will be payable annually on or before each Distribution Date. The Sponsor's fee is set forth under "Summary of Essential Financial
Information" in Part One and may exceed the actual costs of providing these supervisory services, but at no time will the total amount the Sponsor receives for these supervisory services, when combined with all compensation received with respect to any other series of trusts in any calendar year, exceed the aggregate cost to it of supplying such services in such year.

Under the Indenture and Agreement, for its services as trustee and evaluator the Trustee will receive fees in the amount set forth in "Summary of Essential Information -- Trustee's Fee and Estimated Expenses" in Part
One, computed and paid monthly on the basis of the largest number of Units outstanding for such Trust at any time during the calendar year. The Trustee is entitled to receive a minimum fee of $2,500 per year for services performed and expenses incurred on behalf of a Trust. Certain regular and recurring expenses of a Trust, including certain mailing and printing expenses, are borne by such Trust.

The Sponsor's fee, if any, is paid annually and is based upon the largest number of Units outstanding at any time during the calendar year. The Trustee's fees are payable monthly on or before each Distribution Date from the Income Account, to the extent funds are available and thereafter from the Capital Account. Any such fees may be increased without approval of the Unitholders in proportion to increases under the classification "All
Services Less Rent" in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture and Agreement. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Indenture and Agreement, see "Administration of the Trusts" herein.

Miscellaneous Expenses. The following additional charges are or may be incurred by each of the Trusts: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) fees of the Evaluator, (d) expenses of the Evaluator, (e) various governmental charges, (f) expenses and costs of any action taken by the Trustee to protect the Trusts and the rights and interests of Unitholders, (g) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trusts without negligence, bad faith or willful misconduct on its part and (h) expenditures incurred in contacting Unitholders upon termination of the Trusts.

The fees and expenses set forth herein are payable out of the respective Trusts. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Portfolio Securities in the relevant Trust. Since the income stream produced by dividend payments on the Portfolio Securities is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of a particular Trust. The Trustee may establish an expense reserve fund for the payment of fees and expenses due and owing to the Trustee (the "Expense Reserve Fund" ). The Sponsor and the Trustee shall take such steps as they deem necessary to (1) determine the amounts necessary for reserve, (2) to fund the Expense Reserve Fund, (3) to decide whether to withdraw funds from the Expense Reserve Fund, and (4) to determine the amount of the withdrawal from the Expense Reserve Fund. If the balances in the Income Account and Capital Account are insufficient to provide for amounts payable by the relevant Trust, the Trustee has the power to (1) sell Portfolio Securities to pay such amounts, provided, however, that no Zero Coupon Obligations may be sold to pay any fees or expenses of such Trust, unless such Trust is assured of retaining a sufficient principal amount of Zero Coupon Obligations to provide funds on termination of a particular Trust on the Mandatory Termination Date at least equal to the Initial Public Offering Price and/or (2) make withdrawals from the Expense Reserve Fund to pay such amounts. Withdrawal from the Expense Reserve Fund shall only be made if no Equity Securities are available to be sold to satisfy the fees and expenses of a particular Trust. Sales of Equity Securities to pay the fees and expenses of a particular Trust may result in capital gains or losses to Unitholders. (See "Federal Taxation" herein.)

ADMINISTRATION OF THE TRUSTS

Records and Accounts. The Trustee will keep records and accounts of all transactions of each Trust at its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286. These records and accounts will be available for inspection by Unitholders at reasonable times during normal business hours. The Trustee will keep on file for inspection by Unitholders an executed copy of the Indenture and Agreement together with a current list of the Portfolio Securities then held in each Trust. In connection with the storage and handling of certain Portfolio Securities deposited in a Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Portfolio Securities, coupon-clipping, computer book-entry transfer and institutional delivery services.

Distributions of Income and Capital. The Trustee will credit to the Income Account all cash dividends received by and payable to the relevant Trust. Other receipts are credited to the Capital Account. Distributions from the Income Account and the Capital Account generally will be distributed on the Distribution Date or Dates set forth in the Trust Agreement applicable to such Trust. Distributions will be made to Unitholders of record on the Record Date set forth in the Trust Agreement applicable to such Trust. The Trustee shall not be required to make a distribution from the Capital Account unless the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 100 Units. If the amounts in the Capital Account are sufficient to distribute at least $10.00 per 100 Units, such amounts shall be distributed on or shortly after the twenty-fifth day of the next succeeding month after such amounts are accumulated. The Trustee is not required to pay interest on funds held in the Capital Account or Income Account (but may itself earn interest thereon and therefore benefits from the use of such funds).

As of the tenth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay the expenses of the relevant Trust (as determined on the basis set forth under "Trust Operating Expenses" herein), provided, however, that no Zero Coupon Obligations may be sold to pay any fees or expenses of a particular Trust, except under the conditions set forth under "Trust Operating Expenses -- Miscellaneous Expense" herein. The Trustee may also withdraw from the Income and Capital Accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges payable out of such Trust (the "Tax Reserve Fund" ). Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

Administration of the Portfolio. The trusts are not "managed" by the sponsor or the Trustee; their activities described below are governed solely by the provisions of the Indenture and Agreement. The original proportionate relationship between the number of shares of each security in a Trust will be adjusted to reflect the occurrence of a stock dividend, stock split, merger, reorganization or a similar event which affects the capital structure of the issuer of a Security in such Trust but which does not affect such Trust's percentage ownership of the common stock of such issuer at the time of such event. The Trust, however, will not be managed. The Trust Agreement, however, provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in certain events such as the issuer having defaulted on the payment of any of its outstanding obligations or the price of an Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Securities would be detrimental to the Trust. The proceeds of any such disposition of the Securities will be deposited in the Capital Account of the relevant Trust and distributed to related Unitholders in accordance with the Indenture and Agreement. If a failure to pay declared cash dividends on any of the Securities occurs and if the Sponsor does not, within 30 days after notification, instruct the Trustee to sell or hold such Securities, the indenture provides that the Trustee may in discretion sell such Securities. As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in the Trusts and will vote such stocks in accordance with the instructions of the Sponsor or, in the absence of such instructions, according to the recommendations, if any, of the issuers management.

The Trustee may also sell Portfolio Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of a Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Portfolio Securities sold to meet redemption requests, Zero Coupon Obligations may only be sold if such Trust is assured of retaining a sufficient principal amount of Zero Coupon Obligations to provide funds on termination of such Trust at the Mandatory Termination Date at least equal to the Initial Public Offering Price. Zero Coupon Obligations may not be sold by the Trustee to meet a Trust's expenses, unless such Trust is assured of retaining a sufficient principal amount of Zero Coupon Obligations to provide funds on termination of such Trust at the Mandatory Termination Date at least equal to the Initial Public Offering Price.

Reports to Unitholders. In connection with each distribution, the Trustee shall furnish the Unitholder of record a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share for each 100 Units outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder, a statement (i) as to the Income Account: dividends received, deductions for applicable taxes, fees and expenses of the relevant Trust, cash amounts paid for purchases of Portfolio Securities to replace Failed Contract Securities and for redemptions of Units, if any, amounts reserved for purchases of Contract Securities or Failed Securities, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share per 100 Units outstanding on the last Business Day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Portfolio Securities and the net proceeds received therefrom, cash amounts paid for purchases of Portfolio Securities to replace Failed Contract Securities and for redemption of Units, deductions for payment of applicable taxes and fees and expenses of the relevant Trust and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share per 100 Units outstanding on the last Business Day of such calendar year; (iii) a list of the Portfolio Securities held and the number of Units outstanding on the last Business Day of such calendar year; (iv) the Redemption Price per Unit based upon the last Trustee evaluation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share per 100 Units outstanding.

In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Sponsor, with evaluations of the Securities in the relevant Trust.

Amendment or Termination. The Indenture and Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (i) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent with any other provision, or (ii) to make such other provisions as shall not adversely affect the Unitholders, provided, however, that the Indenture and Agreement may not be amended to (a) increase the number of Units, except as the result of the deposit of additional Portfolio Securities pursuant to the Indenture and Agreement, (b) permit the acquisition of additional or substitute securities except as expressly provided therein or (c) permit the Trust to engage in any kind of business. The Indenture and Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

In the event of any termination of a particular Trust prior to the Zero Coupon Obligations Maturity Date, the Trustee shall proceed to liquidate the Portfolio Securities then held and make the payments and distributions provided for below except that in such event, the distribution to each Unitholder shall be made in cash and shall be such Unitholder's pro rata interest in the balance of the Capital and Income accounts after the deductions discussed below. In the event that a Trust shall terminate on or after the Zero Coupon Obligations Maturity Date, the Underwriter shall, not less than 60 days prior to the Zero Coupon Obligations Maturity Date, send a written notice to all Unitholders of record owning at least 2,500 Units. Such notice shall allow such Unitholders to elect to receive an In Kind Distribution of their pro rata share of the Equity Securities, to the extent of whole shares. The Trustee will honor duly executed requests for In-Kind Distributions received (accompanied by the electing Unitholder's Certificate or other evidence satisfactory to the Trustee of the electing Unitholder's ownership of the Units) by the close of business five days prior to the Zero Coupon Obligations Maturity Date. Unitholders who request an In-Kind Distribution shall receive such Unitholder's pro rata portion of each of the Equity Securities segregated for distribution in kind, in whole shares and cash equal to such Unitholder's pro rata portion of the Income and Capital Accounts. Unitholders who do not effectively request an In-Kind Distribution shall receive their distribution upon termination in cash.

Commencing on the Zero Coupon Obligations Maturity Date for a particular Trust, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust shall be given by the Trustee to each Unitholder at his address appearing on the registration books of such Trust maintained by the Trustee. The Trustee will honor duly executed requests for In-Kind Distribution. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Zero Coupon Obligations Maturity Date. All Unitholders will receive their pro rata portion of the amounts received on account of the Zero Coupon Obligations in cash upon the termination of such Trust at the Mandatory Termination Date. All Unitholders will receive their pro rata portion of the amounts remaining in the Expense Reserve Fund, if any, in cash upon the termination of such Trust at the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Equity Securities within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of such Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. In addition to the referenced deductions, if the Unitholder requests an In-Kind Distribution, the Trustee shall also deduct any costs determined by the Trustee in its sole discretion to be incidental to the registration and transfer of Equity Securities or otherwise resulting from the Unitholder's election to receive an In-Kind Distribution, from the cash amount of such Unitholder's termination distribution. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

A Trust may be liquidated at any time by consent of Unitholders representing 51% of the Units then outstanding or by the Trustee when the value of such Trust, as shown by any evaluation, is less than the Minimum Termination Value indicated under "Summary of Essential Financial Information" in Part
One. The Indenture and Agreement will terminate upon the sale or other disposition of the last Portfolio Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "
Summary of Essential Information" in Part One.

Written notice of any termination of a Trust shall be given by the Trustee to each relevant Unitholder at his address appearing on the registration books of each Trust maintained by the Trustee. If a Trust terminates on the Mandatory Termination Date, the Trustee will provide written notice thereof to all Unitholders at least 30 days before such Mandatory Termination Date. The notice will include a form enabling Unitholders owning 1,200 or more Units of one of such Series to request an In Kind Distribution rather than payment in cash upon termination of a Trust. Such request must be returned to the Trustee at least three business days prior to the Mandatory Termination Date. Within a reasonable period of time after termination, the Trustee will sell any Portfolio Securities remaining in a Trust. The Trustee will deduct from the funds of a Trust any accrued costs, expenses, advances or indemnities provided by the Indenture and Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The Trustee will then distribute to each Unitholder who does not request an In Kind Distribution his pro rata share of the balance of the Income and Capital Accounts. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder for Units. Any sale of Portfolio Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time.

With such distribution to the Unitholders the Trustee will furnish a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion determines that any amounts held in reserve are no longer necessary, it will make distributions thereof to Unitholders in the same manner.

Limitations on Liabilities. The Sponsor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture and Agreement, or for errors in judgment or, in the case of the Sponsor, for errors in judgment in directing or failing to direct the Trustee, but shall be liable only for their own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Portfolio Securities. In the event of the failure of the Sponsor to act under the Indenture and Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture and Agreement.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Portfolio Securities or upon the interest thereon or upon it as Trustee under the Indenture and Agreement or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture and Agreement contain other customary provisions limiting the liability of the Trustee.

The Sponsor and Unitholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Indenture and Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Unitholders for errors in judgment. This provision shall not protect the Trustee in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

MISCELLANEOUS

The Sponsor. Unison Investment Trusts L.P., d/b/a Unison Investment Trusts Ltd., a Missouri limited partnership formed on March 24, 1987 ("Unison"
), is the Sponsor of the Trusts. The Jones Financial Companies, A Limited Partnership, a Missouri limited partnership ("JFC" ), which directly or indirectly owns Edward D. Jones & Co., a Missouri limited partnership ("
EDJ" ), is the limited partner in Unison, and Unison Capital Corp., Inc. ("UCC" ), a Missouri corporation, is the general partner of Unison. UCC is a wholly-owned subsidiary of LHC, Inc. ("LHC" ), which is a wholly-owned subsidiary of JFC. The principal offices of Unison, JFC, EDJ, UCC and LHC are located at 201 Progress Parkway, Maryland Heights, Missouri 63043. The Sponsor has also acted as the sponsor of Insured Tax-Free Income Trust ("ITFIT" ), a unit investment trust consisting of a portfolio of state, municipal and public authority debt obligations. In addition, the Sponsor has also acted as the sponsor of Central Equity Trust, Utility Series ("CET Utility" ), a unit investment trust consisting of a portfolio of dividend-paying publicly traded common stocks issued by domestic electric, gas, water and/or telephone utility companies. As sponsor of CET Utility, the Sponsor performs activities that are substantially similar to those it performs for the Trusts.

The Sponsor is liable for the performance of its obligations under the Indenture and Agreement. If the Sponsor shall fail to perform any of its duties under the Indenture and Agreement or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Sponsor shall be discharged. In such event, the Trustee shall: (i) appoint a successor Sponsor or Sponsors or (ii) terminate the Indenture and Agreement and liquidate a Trust in accordance with the provisions thereof. The Sponsor may also resign if the Sponsor and Trustee together appoint a new Sponsor by written instrument executed among the Sponsor, the Trustee and the new sponsor. The Indenture and Agreement provide for the appointment of a new Sponsor with a net worth of at least $1,000,000 to replace a resigning Sponsor prior to such resignation. However, it is not an ongoing obligation of the Sponsor to maintain this level of net worth. The Indenture and Agreement also provide that the Trustee shall mail to each Unitholder notice of the discharge or resignation of the Sponsor and of any appointment of a new Sponsor.

The Trustee. The Trustee is The Bank of New York, a banking corporation organized under the laws of the State of New York, with its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286.

The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Portfolio Securities.

Under the Indenture and Agreement, the Trustee or any successor trustee may resign and be discharged from the Trusts created by the Indenture and Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice of resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case the Trustee becomes incapable of acting, is adjudged to be bankrupt or is taken over by public authorities or under certain changes in control of the Trustee, the Sponsor may remove the Trustee and appoint a successor trustee as provided in the Indenture and Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a corporation which is authorized to exercise trust powers, is organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Effective June 19, 1995, United States Trust Company of New York resigned as Trustee and The Bank of New York was appointed successor trustee.

The Evaluator. The Evaluator is Van Kampen American Capital Investment Advisory Corp., a Delaware corporation, with main offices located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Van Kampen American Capital Investment Advisory Corp. is a wholly owned subsidiary of Van Kampen American Capital Inc., which itself is a sponsor of a substantial number of unit investment trusts.

The duty of the Evaluator is to accurately determine the Market Value of the Portfolio Securities (1) at any time upon the request of the Trustee and/or Sponsor, (2) during the initial offering period, (3) after the initial offering and (4) at any time to determine Redemption Price.

Under the Indenture and Agreement, the Evaluator or any successor evaluator may resign and be discharged from the Trusts created by the Indenture and Agreement by executing an instrument in writing and filing the same with the Sponsor and the Trustee. The Evaluator or successor evaluator must mail a copy of the notice of resignation to the Sponsor and the Trustee, not less than 60 days before the date such notice of resignation is to take effect. The Sponsor and the Trustee upon receiving notice of such resignation are obligated to appoint a successor evaluator promptly. If, upon such resignation, no successor evaluator has been appointed and has accepted the appointment within 30 days after notification, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Upon execution of a written acceptance of such appointment by such successor evaluator, all the rights, powers, duties and obligations of the original Evaluator shall vest in the successor. The resignation or removal of an Evaluator becomes effective only when the successor evaluator accepts its appointment as such or when a court of competent jurisdiction appoints a successor evaluator.

Any corporation into which an Evaluator may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which an Evaluator shall be a party, shall be the successor evaluator.

Effective June 19, 1995, Kenny S&P Evaluation Services, a division of J. J. Kenny Co., Inc., resigned as Evaluator and Van Kampen American Capital Investment Advisory Corp. was appointed successor evaluator.

Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe, Chicago, Illinois 60602

Auditors. The statement of condition and portfolio of Trust Securities included in this Prospectus have been audited by Grant Thornton LLP, independent public accountants, as indicated in their report with respect thereto in Part One of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

      Sponsor:  Unison Investment Trusts Ltd.
                12555 Manchester Road
                St. Louis, Missouri 63131

      Trustee:  The Bank of New York
                101 Barclay Street
                New York, New York 10286

    Evaluator:  Van Kampen American Capital Investment Advisory Corp.
                One Parkview Plaza
                Oakbrook Terrace, Illinois 60181

Legal Counsel:  Chapman and Cutler
                111 West Monroe
                Chicago, Illinois 60603

  Independent   Grant Thornton LLP
       Public   130 East Randolph Drive
  Accountants:  Chicago, Illinois 60601

Except as to statements made herein furnished by the Trustee or the Evaluator, neither the Trustee nor the Evaluator has assumed any responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.

This Prospectus does not contain all the information set forth in the registration statements and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to which reference is hereby made.

No person is authorized to give any information or to make representations not contained in this Prospectus or in supplementary sales literature prepared by the Sponsor, and any information or representations not contained therein must not be relied upon as having been authorized by either the Trusts, the Trustee, the Sponsor or the Evaluator. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, Units in any State to any person to whom it is not lawful to make such offer in such State. Each Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. Such registration does not imply that the Trusts or any Units have been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.

PROSPECTUS

PART TWO








                  Contents of Post-Effective Amendment
                        to Registration Statement

     This   Post-Effective   Amendment  to  the  Registration   Statement
comprises the following papers and documents:


                            The facing sheet


                             The prospectus


                             The signatures


                 The Consent of Independent Accountants

                               Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Twenty-First Century Trust, Series 6, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of April, 1997.

                         Twenty-First Century Trust, Series 6
                           (Registrant)

                         By Van Kampen American Capital Distributors,
                            Inc.
                            (Administrator)


                         By: Sandra A. Waterworth
                             Vice President

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 24, 1997 by the following persons who constitute a majority of the Board of Directors of Van Kampen American Capital Distributors, Inc.:

 Signature                  Title

Don G. Powell         Chairman and Chief            )
                        Executive Officer           )

William R. Molinari   President and Chief Operating )
                        Officer                     )

Ronald A. Nyberg      Executive Vice President and  )
                        General Counsel             )

William R. Rybak      Senior Vice President and     )
                        Chief Financial Officer     )

Sandra A. Waterworth                                ) (Attorney in Fact)*
____________________

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 203 (File No. 33-65744) and with the Registration Statement on Form S-6 of Insured Municipals Income Trust, 170th Insured Multi-Series (File No. 33-55891) and the same are hereby incorporated herein by this reference.